Share Capital and Other Equity Instruments - Schedule of Stock Options Issued and Outstanding by Range of Exercise Price (Details)	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	99,920	101,629	102,797	102,805
Weighted average remaining contractual life (in years)	6 years 1 month 6 days
Options outstanding, weighted average exercise price | $ / shares	$ 215.63	$ 214.46	$ 213.65	$ 215.29
Number exercisable, options | shares	86,824
Options exercisable, weighted average exercise price | $ / shares	$ 225.56
US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	170,350	130,916	131,250	74,900
Weighted average remaining contractual life (in years)	8 years 8 months 12 days
Options outstanding, weighted average exercise price | $ / shares	$ 17.09	$ 21.52	$ 22.39	$ 34.88
Number exercisable, options | shares	65,642
Options exercisable, weighted average exercise price | $ / shares	$ 31.03
$119.90-$146.35
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	15,399
Weighted average remaining contractual life (in years)	6 years 9 months 18 days
Options outstanding, weighted average exercise price | $ / shares	$ 136.57
Number exercisable, options | shares	13,079
Options exercisable, weighted average exercise price | $ / shares	$ 136.15
$146.36-$211.05
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	78,973
Weighted average remaining contractual life (in years)	5 years 10 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 152.1
Number exercisable, options | shares	68,197
Options exercisable, weighted average exercise price | $ / shares	$ 152.1
$211.06 - $2,130.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	5,025
Weighted average remaining contractual life (in years)	5 years 10 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 358.66
Number exercisable, options | shares	5,025
Options exercisable, weighted average exercise price | $ / shares	$ 358.66
$2,130.01-$20,700.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	523
Weighted average remaining contractual life (in years)	5 years
Options outstanding, weighted average exercise price | $ / shares	$ 10,761.57
Number exercisable, options | shares	523
Options exercisable, weighted average exercise price | $ / shares	$ 10,761.57
$3.99-$4.75 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	54,600
Weighted average remaining contractual life (in years)	9 years 8 months 12 days
Options outstanding, weighted average exercise price | $ / shares	$ 4.01
Number exercisable, options | shares	0
Options exercisable, weighted average exercise price | $ / shares	$ 0
$4.76-$7.80 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	37,850
Weighted average remaining contractual life (in years)	8 years 10 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 5.4
Number exercisable, options | shares	14,370
Options exercisable, weighted average exercise price | $ / shares	$ 5.4
$7.81 - $15.95 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	16,500
Weighted average remaining contractual life (in years)	8 years 8 months 12 days
Options outstanding, weighted average exercise price | $ / shares	$ 10.2
Number exercisable, options | shares	5,169
Options exercisable, weighted average exercise price | $ / shares	$ 10.2
$15.96-$41.80 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	31,400
Weighted average remaining contractual life (in years)	8 years 2 months 12 days
Options outstanding, weighted average exercise price | $ / shares	$ 27.56
Number exercisable, options | shares	18,939
Options exercisable, weighted average exercise price | $ / shares	$ 31.42
$41.81 - $108.00 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	30,000
Weighted average remaining contractual life (in years)	7 years 4 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 48.48
Number exercisable, options | shares	27,164
Options exercisable, weighted average exercise price | $ / shares	$ 48.28